Schedule of Notes Payable Related Parties (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Balance - December 31, 2023	$ 4,802,115
Advances		5,267,500
Notes Payable, Debt discount		(1,608,900)
Notes Payable, Amortization of debt discount		1,406,015
Repayments		(262,500)
Balance - September 30, 2024		4,802,115
Related Party [Member]
Restructuring Cost and Reserve [Line Items]
Balance - December 31, 2023	5,005,000
Advances	3,630,000	5,267,500
Notes Payable, Debt discount	(2,020,387)	(1,608,900)
Notes Payable, Amortization of debt discount	2,553,272	1,406,015
Balance - September 30, 2024		5,005,000
Next NRG Holding Corp [Member]
Restructuring Cost and Reserve [Line Items]
Balance - December 31, 2023	3,869,650	34,650
Notes Payable, Debt discount	(2,113,215)
Notes Payable, Amortization of debt discount	1,210,625
Balance - September 30, 2024	16,377,442	3,869,650
Notes Payable, Proceeds	18,004,250	3,835,000
Notes Payable, Repayments	(4,593,869)
Next NRG Holding Corp [Member] | Related Party [Member]
Restructuring Cost and Reserve [Line Items]
Balance - December 31, 2023	3,869,650	34,650
Notes Payable, Debt discount
Notes Payable, Amortization of debt discount
Balance - September 30, 2024	10,648,000	3,869,650
Notes Payable, Proceeds		3,835,000
Notes Payable - Related Party, Proceeds	6,928,000
Notes Payable, Repayments	(149,650)
Next NRG Holding Corp [Member] | Nonrelated Party [Member]
Restructuring Cost and Reserve [Line Items]
Balance - December 31, 2023
Notes Payable, Debt discount	(2,113,215)
Notes Payable, Amortization of debt discount	1,210,625
Balance - September 30, 2024	5,729,442
Notes Payable, Proceeds	11,076,250
Notes Payable, Repayments	$ (4,444,219)